Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.66%(b)
Apparel, Accessories & Luxury Goods–2.52%
ANTA Sports Products Ltd.	52,600	$443,968
Shenzhou International Group Holdings Ltd.	100,300	893,212
		1,337,180
Application Software–0.56%
Shanghai Baosight Software Co. Ltd., A Shares	51,680	295,035
Automotive Parts & Equipment–1.38%
Fuyao Glass Industry Group Co. Ltd., A Shares	138,200	733,526
Biotechnology–2.37%
Akeso, Inc.(c)(d)	11,000	55,855
Innovent Biologics, Inc.(c)(d)	298,500	1,202,630
		1,258,485
Broadline Retail–11.35%
Alibaba Group Holding Ltd.	320,100	2,870,968
Alibaba Group Holding Ltd., ADR(e)	8,977	647,870
MINISO Group Holding Ltd., A shares	83,800	354,433
PDD Holdings, Inc., ADR(d)	17,011	2,158,186
		6,031,457
Building Products–0.95%
ZBOM Home Collection Co. Ltd., A Shares	242,500	504,655
Construction Machinery & Heavy Transportation Equipment– 2.43%
Sany Heavy Industry Co. Ltd., A Shares	706,300	1,288,263
Distillers & Vintners–6.98%
Kweichow Moutai Co. Ltd., A Shares	11,700	2,618,792
Luzhou Laojiao Co. Ltd., A Shares	53,200	1,090,155
		3,708,947
Diversified Banks–6.26%
Bank of China Ltd., H Shares	4,047,000	1,518,718
China Construction Bank Corp., H Shares	2,020,000	1,199,604
China Merchants Bank Co. Ltd., H Shares	167,000	608,779
		3,327,101
Education Services–1.68%
New Oriental Education & Technology Group, Inc.(d)	115,900	894,545
Electrical Components & Equipment–4.23%
Contemporary Amperex Technology Co. Ltd., A Shares	53,065	1,121,438
Gongniu Group Co. Ltd., A Shares	47,792	619,008
Hongfa Technology Co. Ltd., A Shares	161,625	504,952
		2,245,398
Shares		Value
Electronic Components–3.87%
Chaozhou Three-Circle (Group) Co. Ltd., A Shares	257,300	$818,085
Xiamen Faratronic Co. Ltd., A Shares	103,400	1,239,497
		2,057,582
Footwear–0.57%
Stella International Holdings Ltd.	230,500	303,989
Gold–4.44%
Zijin Mining Group Co. Ltd., A Shares	716,000	1,202,343
Zijin Mining Group Co. Ltd., H Shares	778,000	1,154,446
		2,356,789
Health Care Equipment–3.81%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	54,100	2,025,360
Health Care Services–1.75%
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	127,600	928,872
Household Appliances–4.17%
Haier Smart Home Co. Ltd., A Shares	711,646	2,216,970
Household Products–0.83%
Vinda International Holdings Ltd.	149,000	440,254
Industrial Gases–0.49%
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	78,900	261,501
Industrial Machinery & Supplies & Components–6.31%
Haitian International Holdings Ltd.	226,000	503,054
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	177,200	1,205,282
Luoyang Xinqianglian Slewing Bearings Co. Ltd., A Shares	146,824	461,520
Shenzhen Inovance Technology Co. Ltd., A Shares	151,800	1,183,903
		3,353,759
Integrated Oil & Gas–0.51%
PetroChina Co. Ltd., H Shares	372,000	269,092
Interactive Home Entertainment–3.50%
NetEase, Inc.	95,600	1,858,283
Interactive Media & Services–11.25%
Baidu, Inc., A Shares(d)	37,050	479,694
Kuaishou Technology(c)(d)	75,900	382,561
Tencent Holdings Ltd.	147,400	5,116,446
		5,978,701
Life & Health Insurance–3.69%
AIA Group Ltd. (Hong Kong)	195,600	1,533,977
China Life Insurance Co. Ltd., H Shares	372,000	428,857
		1,962,834
Life Sciences Tools & Services–0.07%
WuXi AppTec Co. Ltd., H Shares(c)	3,400	23,524

See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Wuxi Biologics (Cayman), Inc.(c)(d)	5,000	$13,158
		36,682
Movies & Entertainment–1.12%
Tencent Music Entertainment Group, ADR(d)(e)	63,320	595,208
Packaged Foods & Meats–1.01%
Guangdong Haid Group Co. Ltd., A Shares	101,300	534,008
Pharmaceuticals–0.00%
China Animal Healthcare Ltd.(f)	349,000	0
Property & Casualty Insurance–1.01%
PICC Property & Casualty Co. Ltd., H Shares	432,000	537,349
Real Estate Development–0.29%
Longfor Group Holdings Ltd.(c)	137,500	152,461
Real Estate Services–0.34%
KE Holdings, Inc., A shares	38,200	178,823
Restaurants–1.31%
Meituan, B Shares(c)(d)	66,420	534,231
Yum China Holdings, Inc.	4,700	161,708
		695,939
Specialty Chemicals–5.70%
Shenzhen Capchem Technology Co. Ltd., A Shares	181,360	939,690
Wanhua Chemical Group Co. Ltd., A Shares	214,100	2,086,338
		3,026,028
Steel–2.40%
Zhejiang JIULI Hi-tech Metals Co. Ltd., A Shares	476,100	1,275,338
Shares		Value
Technology Hardware, Storage & Peripherals–0.51%
Lenovo Group Ltd.	260,000	$272,238
Total Common Stocks & Other Equity Interests (Cost $57,392,540)		52,942,652

Money Market Funds–0.53%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(g)(h)	97,630	97,630
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(g)(h)	69,783	69,825
Invesco Treasury Portfolio, Institutional Class, 5.22%(g)(h)	111,578	111,578
Total Money Market Funds (Cost $279,021)		279,033
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $57,671,561)		53,221,685
Investments Purchased with Cash Collateral from Securities on Loan–2.10%
Money Market Funds–2.10%
Invesco Private Government Fund, 5.29%(g)(h)(i)	312,314	312,314
Invesco Private Prime Fund, 5.52%(g)(h)(i)	802,530	803,092
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,115,406)		1,115,406
TOTAL INVESTMENTS IN SECURITIES–102.29% (Cost $58,786,967)		54,337,091
OTHER ASSETS LESS LIABILITIES–(2.29)%		(1,216,056)
NET ASSETS–100.00%		$53,121,035
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $2,364,420, which represented 4.45% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	All or a portion of this security was out on loan at January 31, 2024.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$145,289	$1,601,305	$(1,648,964)	$-	$-	$97,630	$3,018
Invesco Liquid Assets Portfolio, Institutional Class	103,766	1,143,790	(1,177,833)	3	99	69,825	2,235
Invesco Treasury Portfolio, Institutional Class	166,045	1,830,064	(1,884,531)	-	-	111,578	3,444
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$208,790	$2,727,936	$(2,624,412)	$-	$-	$312,314	$7,744*
Invesco Private Prime Fund	537,124	6,623,913	(6,358,685)	(6)	746	803,092	20,656*
Total	$1,161,014	$13,927,008	$(13,694,425)	$(3)	$845	$1,394,439	$37,097

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,401,264	$49,541,388	$0	$52,942,652
Money Market Funds	279,033	1,115,406	—	1,394,439
Total Investments	$3,680,297	$50,656,794	$0	$54,337,091
Invesco Greater China Fund